Subsidiary Guarantor Information - Supplemental Statement of Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Supplemental information [line items]
Total revenues		$ 1,669,517,127	$ 1,716,241,677	$ 2,378,002,959
Services income	$ 155,700	3,155,779	3,695,941	5,385,350
Total revenues	82,526,551	1,672,672,906	1,719,937,618	2,383,388,309
(Impairment) of wells, pipelines, properties, plant and equipment		(53,477,580)	(28,797,518)	(83,538,021)
Cost of sales	70,823,073	1,435,463,287	1,380,673,789	1,698,563,022
Gross income (loss)	9,064,994	183,732,039	310,466,311	601,287,266
Total general expenses		187,286,010	182,795,440	168,149,098
Impairment losses on trade receivables	(761,710)	(15,438,558)	(3,113,324)	(2,035,004)
Other income (loss), net		3,002,657	(1,606,181)	14,355,520
Operating (loss) income	(788,912)	(15,989,872)	122,951,366	445,458,684
Financing cost, net		(170,826,297)	(133,288,778)	(155,318,866)
Foreign exchange (loss) income , net		(304,452,236)	238,079,042	129,690,090
Profit sharing in associates	47,446	961,649	409,315	349,401
(Loss) income before duties, taxes and other	(24,190,820)	(490,306,756)	228,150,945	420,179,309
Total taxes, duties and other		290,281,198	219,999,281	320,180,839
Net (loss) income	(38,512,752)	(780,587,954)	8,151,664	99,998,470
Total other comprehensive results	14,469,984	293,281,978	(58,923,372)	89,873,371
Total comprehensive (loss) income	$ (24,042,768)	(487,305,976)	(50,771,708)	189,871,841
Eliminations
Supplemental information [line items]
Total revenues		(1,421,408,105)	(1,390,763,266)	(1,922,252,125)
Services income		(166,825,100)	(220,121,042)	(189,346,848)
Total revenues		(1,588,233,205)	(1,610,884,308)	(2,111,598,973)
Cost of sales		(1,545,084,823)	(1,509,793,447)	(2,030,684,206)
Gross income (loss)		(43,148,382)	(101,090,861)	(80,914,767)
Total general expenses		(43,180,542)	(101,039,204)	(80,733,408)
Other income (loss), net		(5,083)	55,023	286,735
Operating (loss) income		27,077	3,366	105,376
Financing cost, net		(27,077)	(3,367)	(105,376)
Profit sharing in associates		734,623,610	(103,529,823)	(213,987,481)
(Loss) income before duties, taxes and other		734,623,610	(103,529,824)	(213,987,481)
Net (loss) income		734,623,610	(103,529,824)	(213,987,481)
Total comprehensive (loss) income		734,623,610	(103,529,824)	(213,987,481)
Petróleos Mexicanos
Supplemental information [line items]
Services income		48,983,059	96,620,468	80,180,636
Total revenues		48,983,059	96,620,468	80,180,636
Cost of sales		1,249,656	1,269,012	1,188,124
Gross income (loss)		47,733,403	95,351,456	78,992,512
Total general expenses		86,642,971	83,593,406	75,209,256
Impairment losses on trade receivables			(6)	59,764
Other income (loss), net		905,600	757,110	136,297
Operating (loss) income		(38,003,968)	12,515,154	3,979,317
Financing cost, net		(11,365,789)	(64,364,068)	(53,015,543)
Foreign exchange (loss) income , net		39,427,764	(11,196,911)	(2,577,191)
Profit sharing in associates		(716,122,380)	68,641,910	149,613,112
(Loss) income before duties, taxes and other		(726,064,373)	5,596,085	97,999,695
Total taxes, duties and other		54,351,481	(2,510,630)	(2,412,355)
Net (loss) income		(780,415,854)	8,106,715	100,412,050
Total other comprehensive results		42,909,584	(1,088,673)	27,263,372
Total comprehensive (loss) income		(737,506,270)	7,018,042	127,675,422
Subsidiary guarantors
Supplemental information [line items]
Total revenues		1,843,991,945	1,929,682,164	2,801,812,884
Services income		96,205,153	103,803,336	97,771,725
Total revenues		1,940,197,098	2,033,485,500	2,899,584,609
(Impairment) of wells, pipelines, properties, plant and equipment		(53,439,595)	(28,534,696)	(83,932,377)
Cost of sales		1,729,785,149	1,726,608,659	2,254,594,197
Gross income (loss)		156,972,354	278,342,145	561,058,035
Total general expenses		129,848,759	186,961,537	161,507,542
Impairment losses on trade receivables		708,397	(3,092,408)	(2,092,526)
Other income (loss), net		294,218	(3,324,062)	(617,947)
Operating (loss) income		28,126,210	84,964,138	396,840,020
Financing cost, net		(152,348,831)	(63,037,727)	(95,270,023)
Foreign exchange (loss) income , net		(338,726,253)	244,756,587	131,349,483
Profit sharing in associates		(4,327,032)	72,937	(1,982,658)
(Loss) income before duties, taxes and other		(467,275,906)	266,755,935	430,936,822
Total taxes, duties and other		231,791,066	220,521,837	321,846,221
Net (loss) income		(699,066,972)	46,234,098	109,090,601
Total other comprehensive results		160,029,505	(3,989,701)	96,178,950
Total comprehensive (loss) income		(539,037,467)	42,244,397	205,269,551
Non-guarantor subsidiaries
Supplemental information [line items]
Total revenues		1,246,933,287	1,177,322,779	1,498,442,200
Services income		24,792,667	23,393,179	16,779,837
Total revenues		1,271,725,954	1,200,715,958	1,515,222,037
(Impairment) of wells, pipelines, properties, plant and equipment		(37,985)	(262,822)	394,356
Cost of sales		1,249,513,305	1,162,589,565	1,473,464,907
Gross income (loss)		22,174,664	37,863,571	42,151,486
Total general expenses		13,974,822	13,279,701	12,165,708
Impairment losses on trade receivables		(16,146,955)	(20,910)	(2,242)
Other income (loss), net		1,807,922	905,748	14,550,435
Operating (loss) income		(6,139,191)	25,468,708	44,533,971
Financing cost, net		(7,084,600)	(5,883,616)	(6,927,924)
Foreign exchange (loss) income , net		(5,153,747)	4,519,366	917,798
Profit sharing in associates		(13,212,549)	35,224,291	66,706,428
(Loss) income before duties, taxes and other		(31,590,087)	59,328,749	105,230,273
Total taxes, duties and other		4,138,651	1,988,074	746,973
Net (loss) income		(35,728,738)	57,340,675	104,483,300
Total other comprehensive results		90,342,889	(53,844,998)	(33,568,951)
Total comprehensive (loss) income		$ 54,614,151	$ 3,495,677	$ 70,914,349